Long Term Debt	12 Months Ended
Mar. 31, 2022
Long Term Debt [Abstract]
Long term debt

12. Long term debt

Long term debt, consists of the following:

	As of March 31,
	2021	2022	2022
	(INR)	(INR)	(US$)
	(In million)
Secured term loans:
Foreign currency loans	73,200	75,709	998.0
Indian rupee loans	21,380	44,924	592.1
Unsecured term loans:
Indian rupee loans*	-	1,118	14.7
Total debt	94,580	121,751	1,604.8
Less: current portion	4,658	9,209	121.4
Long-term debt	89,922	112,542	1,483.4

*	Pertains to unsecured term loan taken by subsidiaries, forming the part of disposable group during the current year from its minority shareholders amounting to INR 1,118 million (US$14.7 million) as at March 31, 2022 and INR nil as at March 31, 2021.

Foreign currency term loans

5.5% Senior Notes

During the year ended March 31, 2018, Azure Power Energy Limited (one of the subsidiaries of APGL) issued 5.5% US$ denominated Senior Notes (“5.5% Senior Notes” or “Green Bonds”) and raised INR 31,260 million net of discount of INR 9 million at 0.03% and issuance expense of INR 586 million. The discount on issuance of the Green Bonds and the issuance expenses was recorded as finance cost, using the effective interest rate method and the unamortized balance of such amounts was netted with the carrying value of the Green Bonds. The Green Bonds were listed on the Singapore Exchange Securities Trading Limited. In accordance with the terms of the issue, the proceeds were used for repayment of project level loans. The interest on the 5.5% Senior Notes were payable on a semi-annual basis and the principal amount was payable in November 2022. The Company had guaranteed the principal and interest repayments to the investors; however, the guarantee had been cancelled during the financial year 2020-21 on May 7, 2020, upon the Company satisfying certain financial covenants, on the basis of the financial statements for the year ended March 31, 2019. During the current period in August

2021, these Senior Notes have been re-paid by the Company through refinancing of 3.575% Senior Notes, as detailed below.

3.575% Senior Notes

During the year ended March 31, 2022, Azure Power Energy Limited (one of the subsidiaries of APGL) issued 3.575% US$ denominated Senior Notes (“3.575% Senior Notes” or “Green Bonds”) and raised INR 30,285 million, net of issuance expense of INR 408 million. The issuance expenses have been recorded as finance cost, using the effective interest rate method and the unamortized balance of such amounts is netted with the carrying value of the Green Bonds. The Green Bonds are listed on the Singapore Exchange Securities Trading Limited. In accordance with the terms of the issue, the proceeds were used for repayment of 5.5% Senior Notes. The interest on the 3.575% Senior Notes is payable on a semi-annual basis and the principal amount is payable in 10 installments starting from February 2022. As of March 31, 2022, the net carrying value of the Green Bonds was INR 29,884 million (US$393.9 million). The Green Bonds are secured by a pledge of Azure Power Energy Limited’s shares.

5.65% Senior Notes

During the year ended March 31, 2020, Azure Power Solar Energy Private Limited (one of the subsidiaries of APGL) issued 5.65% US$ denominated Senior Notes (“5.65% Senior Notes” or “Green Bonds”) and raised INR 24,400 million net of discount of INR 7 million at 0.03% and issuance expense of INR 397 million. The discount on issuance of the Green Bonds and the issuance expenses have been recorded as finance cost, using the effective interest rate method and the unamortized balance of such amounts is netted with the carrying value of the Green Bonds. The Green Bonds are listed on the Singapore Exchange Securities Trading Limited.

In accordance with the terms of the issue, the proceeds were used for repayment of project level loans. The interest on the 5.65% Senior Notes are payable on a semi-annual basis and the principal amount is payable in December 2024. As of March 31, 2022, the net carrying value of the Green Bonds was INR 26,301 million (US$346.7 million). The Company continues to guarantee the principal and interest repayments to the investors and the guarantee shall become ineffective on meeting certain financial covenants. The Green Bonds are secured fixed charge by the Company over the capital stock of Azure Power Solar Energy Private Limited.

Loan from Export Development Canada and Standard Chartered Bank (Singapore) Limited

During the year ended March 31, 2021, the Company borrowed INR 6,931 million (US$93.0 million) from Export Development Canada and Standard Chartered Bank (Singapore) Limited. The funds were provided to project SPVs as shareholder loans or through other instrument for capital expenditure or for payment of capital expenditure in respect of various specified projects. These facilities are foreign currency loans and carry an interest rate of LIBOR+Margin of 3.95% and the loan is repayable in 8 half yearly instalments commencing November 2021. The borrowing is collateralized by the shares of project SPVs, a hypothecation/charge over receivables of the Company and corporate guarantee of Azure Power Global Limited. The net carrying value of the loan as of March 31, 2022 is INR 6,806 million (US$89.7 million).

Indian Rupee Non-Convertible Debentures

During the year ended March 31, 2018, the Company issued Non-Convertible Debentures in one of its subsidiaries and borrowed INR 1,865 million, net of issuance expense of INR 35 million. The debentures carry an interest rate of 12.30% per annum. The debentures are repayable in 11 equalized semi-annual instalments beginning September 2022 until September 2027 and interest payments are payable semi-annually. During the year ended as on March 31, 2022, Non-Convertible Debentures was paid and unamortized carrying value of ancillary cost of borrowing was expensed.

During the year ended March 31, 2019, the Company issued Non-Convertible Debentures in two of its subsidiaries and borrowed INR 548 million, net of issuance expense of INR 14 million. The debentures carry an interest rate of 10.32% per annum. The debentures are repayable on October 2024 and interest payments are payable every three months commencing from April 2019. During the year ended March 31, 2020, the Company issued further Non-Convertible Debentures in four of its subsidiaries and borrowed INR 439 million (US$5.8 million), net of issuance expenses of INR 19 million (US$0.3 million) under the same facility. The debentures carry an interest rate of 9.85% to 10.87% per annum. The debentures are repayable starting October 2024 and interest payments are payable every three months commencing from March 2020. The issuance expenses are amortized over the term of the contract using the effective interest rate method. The borrowing is collateralized by first ranking pari passu mortgage charge on all immovable and movable properties of related subsidiary within the group with a net carrying value of INR 3,331 million (US$43.9 million). As of March 31, 2022, the net carrying value of the Non-Convertible Debentures was INR 980 million (US$12.9 million). As of March 31, 2022, the Company was not in compliance with the financial covenants related to this borrowing and has classified the loan under current debt.

Project level secured term loans

Foreign currency loans

During the current year the Company has prepaid the foreign currency loan of INR 45 million (US$0.6 million) which was taken for financing its rooftop solar power projects (which form part of disposable group) and carried a fixed interest rate of 4.42% per annum. The loan was repayable in 54 quarterly instalments which commenced from October 15, 2017. The borrowing was collateralized by the leasehold land, movable/immovable properties and underlying solar power project assets and counter guaranteed by Azure Power India Private Limited, which got released post repayment.

During the year ended March 31, 2019, the Company borrowed INR 552 million, as project level financing for some of its rooftop projects. During the year ended March 31, 2020, the Company further borrowed INR 135 million (US$1.8 million) and INR 271 million (US$3.6 million) under the same facility. These foreign currency facilities carry an annual interest rate of LIBOR + 2.75%. The facility is repayable starting October 2024 and interest payments are payable every three months commencing from April 2019. The borrowing is collateralized by first ranking pari passu mortgage charge on all immovable and movable properties of the borrower with a net carrying value of INR 3,331 million (US$43.9 million) as on March 31, 2022. The net carrying value of the loan as of March 31, 2022 is INR 974 million (US$12.8 million). As of March 31, 2022, the Company was not in compliance with the financial covenants related to this borrowing and has classified the loan under current debt.

During the year ended March 31, 2022, the Company borrowed amount of INR 11,756 million (US$154.9 million) from MUFG Bank, Societe Generale, Export development Canada and Honkong Mortgage corporation limited for financing of its 300 MW solar project with Solar Energy Corporation of India. These facilities carries interest rate sum of margin and LIBOR. As of March 31, 2022, the loan carries interest rate of 8.25%. The loan is repayable in 18 quarterly instalments commencing April 2022. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 13,224 million (US$174.3 million) as of March 31, 2022 and pledge of 100% share of borrower held by promoters. The net carrying value of the loan as of March 31, 2022 is INR 11,726 million (US$154.5 million).

Indian rupee loans

The net carrying value of the loan as of March 31, 2022, is INR 404 million (US$5.3 million), borrowed for financing of a 5 MW solar power project with NTPC Vidyut Vyapar Nigam Limited. The loan has been refinanced from Kotak Infrastructure Debt Fund Limited and unamortized carrying value of ancillary cost of borrowing was expensed. These facility carries an interest rate of 8.25% per annum with reset after every 5 years. The loan is repayable in 42 quarterly instalments commencing September 2021. The borrowing is collateralized by movable and immovable properties of the underlying solar power project assets with a net carrying value of INR 463 million (US$6.1 million) as of March 31, 2022.

The net carrying value of the loan as of March 31, 2022, is INR 66 million (US$0.9 million), borrowed for the financing of a 2.5 MW rooftop solar power project. The interest rate as of March 31, 2022, is 12.16% per annum. The loan is repayable in 29 semi-annual instalments which commenced on January 15, 2014. The borrowing is collateralized by first charge on Company’s movable and immovable properties of the underlying solar power project assets with a net carrying value of INR 110 million (US$1.4 million) as of March 31, 2022, and is guaranteed by Azure Power India Private Limited. This debt is related to rooftop business and hence has been classified as liabilities directly associated with assets classified as held for sale. See also note 23. As of March 31, 2022, the Company was not in compliance with the financial covenants related to this borrowing and has obtained suitable waivers for the non-compliance. Subsequent to year end, the Company has transferred its shareholding under this 2.5 MW rooftop project to Radiance.

The net carrying value of the loan as of March 31, 2022 is INR 1,509 million (US$19.9 million), borrowed for financing of a 30 MW solar power project with Chhattisgarh State Power Distribution Company Ltd. The loan first has been refinanced from Aditya Birla Finance Ltd (ABFL) and during the year ended March 31,2022 loan is again refinanced from Indian renewable Energy Development Agency Limited (IREDA) and unamortized carrying value of ancillary cost of borrowing was expensed. As on March 31, 2022, the loan carries interest rate of 7.5% per annum and interest rate is fixed for a period of 3 year from initial date of disbursement. The loan is repayable in 168 monthly instalments and commenced from April 2022. The borrowing is collateralized by a first charge on the Company’s movable and immovable properties of the underlying solar power project assets with a net carrying value of INR 1,344 million (US$17.7 million) as of March 31, 2022.

The net carrying value of the loan as of March 31, 2022, is INR 2,093 million (US$27.6 million), borrowed for financing of a 50 MW solar power project with NTPC Limited. The loan has been refinanced from NIIF Infrastructure Finance Limited and unamortized carrying value of ancillary cost of borrowing was expensed. As of March 31, 2022, the loan carries interest rate of 7.75% per annum and ROI is subject to reset in every five years from initial disbursement. The loan is repayable in 64 quarterly instalments and commenced December 2021. The borrowing is collateralized by a first charge on the Company’s movable and immovable properties of the underlying solar power project assets with a net carrying value of INR 2,135 million (US$28.1 million) as of March 31, 2022 and the loan had been guaranteed by the corporate guarantee and pledge of 51% shares of Azure Power India Private Limited, the holding company

The net carrying value of the loan borrowed for financing a 100 MW solar power project with NTPC Limited as of March 31, 2022 is INR 5,048 million (US$66.5 million). During the year ended March 31, 2022 loan has been refinanced from NIIF infrastructure Finance Limited and Aseem Infrastructure Finance Limited and unamortized carrying value of ancillary cost of borrowing was expensed. As of March 31, 2022, the loan carries interest rate of 7.75% per annum and fixed for first three year of initial disbursement. The loan is repayable in 62 quarterly instalments and commenced March 2022. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 4,990 million (US$65.8 million) as of March 31, 2022.

During the year ended March 31, 2021, the Company borrowed amount of INR 1,734 million (US$23.7 million) from Aditya Birla finance Limited and Tata Cleantech Capital Limited for financing of its 200 MW solar project with Solar Energy Corporation of India. The loan was borrowed from a consortium of banks led by Yes Bank, which carries an annual floating rate of interest at a MCLR plus 0.55%. The loan is repayable in 72 quarterly instalments commencing September 2020. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 9,238 million (US$126.3 million) as of March 31, 2021. The net carrying value of the loan as of March 31, 2021 is INR 1,572 million (US$21.5 million). Loan is repaid during the year and unamortized carrying value of ancillary cost of borrowing was expensed.

During the year ended March 31, 2022, the Company borrowed amount of INR 3,264 million (US$43.0 million), net of initial installment, from Tata Cleantech Capital Limited for financing of its 200 MW solar project with Solar Energy Corporation of India. As of March 31, 2022, the loan carries interest rate of 7.50% and same is fixed for the period of three year from initial disbursement The loan is repayable in remaining 69 quarterly instalments commencing March 2022. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 8,600 million (US$113.4 million) as of March 31, 2022. The net carrying value of the loan as of March 31, 2022 is INR 3,205 million (US$42.2 million).

During the year ended March 31, 2022, the Company borrowed amount of INR 2,467 million (US$32.5 million) , net of initial installment, from Axis Bank for financing of its 200 MW solar project with Solar Energy Corporation of India. Loan has interest rate of 3 years MCLR and as of March 31, 2022, the loan carries interest rate of 7.50% and same is fixed for the period of three year from initial disbursement The loan is repayable in remaining 69 quarterly instalments commencing March 2022. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 8,600 million (US$113.4 million) as of March 31, 2022. The net carrying value of the loan as of March 31, 2022 is INR 2,423 million (US$31.9 million).

During the year ended March 31, 2019, the Company borrowed INR 124 million (US$1.8 million) as an External Commercial Borrowings from International Finance Corporation (IFC) for some of its rooftop projects. These facilities carry an interest rate of 10.74% and interest payments are payable every three months which commenced April 2019. The borrowing is collateralized by first ranking pari paasu mortgage charge on all immovable and movable properties of the borrower with a net carrying value of INR 2,813 million (US$37.1 million) as of March 31, 2022. The loan is repayable on October 15, 2024. The net carrying value of the loan as of March 31, 2022 is INR 122 million (US$1.6 million). As of March 31, 2022, the Company was not in compliance with the financial covenants related to this borrowing and has classified the loan under current debt.

During the year ended March 31, 2020 and March 31, 2021, the Company borrowed INR 463 million (US$6.1 million) and INR 56 million (US$0.8 million) as a project level financing for financing of a 16 MW rooftop solar power project from the State Bank of India (‘SBI’). These facilities carry an annual interest rate of 6 months MCLR + 1.45%. As of March 31, 2022, the loan carries interest rate of 8.50% per annum. The loan is repayable in 52 quarterly installments commencing June 2020. The borrowing is collateralized by first charge on Company’s movable and immovable properties of the underlying solar power project assets with a net carrying value of INR 605 million (US$8.0 million) as of March 31, 2022 and pledge of 51% shares of the Promoter company and Corporate Guarantee which shall terminate as per conditions stipulated in the Rupee Term Loan Agreement. The net carrying value of the loan as of March 31, 2022 is INR 407 million (US$5.4 million). As of March 31 2022, the Company was not in compliance with the financial covenants related to this borrowing and has obtained suitable waivers for the non-compliance.

The net carrying value of the loan borrowed for financing of its 90 MW solar project with Assam Power Distribution Company Limited as on March 31, 2022 is INR 3,575 (US$47.1 million). During the year ended March 31, 2022 loan has been refinanced from Indian renewable energy development agency limited (IREDA) and unamortized carrying value of ancillary cost of borrowing was expensed. As of March 31, 2022, the loan carries interest rate of 7.50% and same is fixed for the period of three year from initial disbursement. The loan is repayable in 234 monthly instalments commencing October 2022. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 4,586 million (US$60.4 million) as of March 31, 2022 and pledge of 51% shares held by the Promoter company in the SPV and Further loan is guaranteed by Azure Power India Pvt Ltd.

The net carrying value of the loan as of March 31, 2022 is INR 2,414 million (US$31.8 million), borrowed for financing of a 35 MW solar project with NTPC Vidyut Vyapar Nigam Limited. The loan has been refinanced from NIIF Infrastructure Finance Ltd and Kotak Infra Debt Fund Limited and unamortized carrying value of ancillary cost of borrowing was expensed. These facilities carry an interest rate of 8% per annum. The loan is repayable in 47 quarterly instalments commencing September 2021. The borrowing is collateralized by movable and immovable properties of the underlying solar power project assets with a net carrying value of INR 2,266 million (US$29.9 million) as of March 31, 2022 and pledge of 51% shares of the Promoter company and Corporate Guarantee which shall terminate as per conditions stipulated in the agreement.

The net carrying value of the loan borrowed for financing of its 600 MW solar project with Solar Energy Corporation of India as on March 31, 2022 is INR 20,983 million (US$276.6 million). During the year ended March 31, 2022 loan has been refinanced from L & T finance Limited and unamortized carrying value of ancillary cost of borrowing was expensed. As of March 31, 2022, the loan carries interest rate of 7.20% and same is fixed for the period of 3.5 year from initial disbursement. The loan is repayable in 243 monthly instalments commencing July 2022. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 26,456 million (US$348.7 million) as of March 31, 2022 and corporate guarantee of Azure Power India Private Limited.

During the year ended March 31, 2021, the Company borrowed an amount of INR 413 million (US$5.6 million) from Kotak Infrastructure Debt Fund Limited for financing of a 10 MW solar power project with Bangalore Electricity Supply Company Limited. The loan is disbursed to refinance the previous lender REC Limited. These facility carries an interest rate of 8.50% per annum fixed till September 30, 2022 and shall be reset every two years thereafter. The loan is repayable in 54 quarterly instalments commencing December 2020. The borrowing is collateralized by movable and immovable properties of the underlying solar power project assets with a net carrying value of INR 541 million (US$7.1 million) as of March 31, 2022, The net carrying value of the loan as of March 31, 2022 is INR 359 million (US$4.7 million).

During the year ended March 31, 2022, the Company borrowed amount of INR 1,418 million (US$18.7 million) from State Bank of India for financing of its 300 MW solar project with Solar Energy Corporation of India. Loan has interest rate of SBI 6-month MCLR +2.60% and as of March 31, 2022, the loan carries interest rate of 9.55%. The loan is repayable in 222 monthly instalments commencing March 2022. The borrowing is collateralized by first ranking pari passu mortgage charge on all immovable and movable properties of the borrower with a net carrying value of INR 14,693 million (US$193.7 million) as on March 31,2022. The net carrying value of the loan as of March 31, 2022, is INR 1,402 million (US$18.5 million).

During the current year, certain subsidiaries falling under the disposable group of rooftop entities has raised unsecured term loans from its minority shareholder amounting to INR 1,118 million (US$14.7 million) as at March 31, 2022 and nil as at March 31, 2021 respectively. These funds have been used for settlement of inter group loans between subsidiaries. which are also consolidated in the Company.

As of March 31, 2022, the Company has unused commitments excluding Rooftop portfolio for long-term financing arrangements amounting to INR 5,980 million (US$78.8 million) for solar power projects.

Trade credit

As of March 31, 2021, the Company had multiple buyer’s credit facilities amounting to INR 4,140 million (US$56.6 million) jointly from Yes Bank and State bank of India, including INR 2,641 million (US$35.0 million) availed during the year ended March 31, 2020, for financing of a 200 MW solar power project with Solar Energy Corporation of India. These facilities carry a floating interest rate of LIBOR+ 0.38%-0.50%, for its solar power projects. The trade credits are required to be repaid in 2.7 -2.8 years from the date of shipment of the products from the suppliers, with semi-annual interest payments. These buyer’s credit facilities have been repaid during the current year.

As of March 31, 2021, the Company had buyer’s credit facility amounting to INR 295 million (US$4.0 million), from Yes bank, for certain of its operational SPV’s, entered during the year ended March 31, 2019. These facilities carry a floating interest rate of six months LIBOR plus 0.8% spread. These buyer’s credit facilities have been repaid during the current period.

As of March 31, 2021, the Company had a buyer’s credit facility amounting to INR 7,428 million (US$101.6 million) for one of its under construction SPVs for 600 MW solar power project with Solar Energy Corporation of India, entered during the current period. This facility carries a floating interest rate of six months LIBOR plus spread (45 basis points, 60 basis points or 11 basis points) as applicable. These buyer’s credit facilities have been repaid during the current period by taking term loan from L & T finance limited.

As of March 31, 2022, the Company has a buyer’s credit facility amounting to INR 7,036 million (US$92.7 million) for one of its under construction SPVs for 300 MW solar power project with Solar Energy Corporation of India. This facility carries a floating interest rate of 12 Month SOFR and spread ranging plus 0.21 PCT.

Short term credit

During the year ended March 31, 2021 and period ended March 31, 2022, the Company borrowed an amount of INR 1,529 million and INR 5,970 million respectively as a short-term facility from The Hongkong and Shanghai banking Corporation Limited (HSBC). Borrowings under this facility are repayable within 12 months of disbursement. The facility bears an interest rate of 8.75% per annum, payable monthly. The facility is repaid during the current year.

During the current year ended March 31, 2022, the Company has obtained an Overdraft facility against Fixed deposits (ODFD) of INR 2,250 million. Borrowing under this facility is repayable within one year from disbursement or till FD maturity whichever is earlier. The facility bears an interest rate of Fixed rate of 0.2% over FD rate. The facility is repaid during the current year.

Other long-term loans

During the current year ended March 31, 2022, the Company has obtained car loan of INR 7 million (US$0.1 million). Borrowing under this facility is repayable in 60 monthly instalments commencing November 2021. The facility bears an interest rate of 7.2% as of March 31, 2022. The net carrying value of the loan as of March 31, 2022, is INR 7 million (US$0.1 million).

During the current year ended March 31, 2022, the Company has obtained car loan of INR 2 million (US$0.0 million). Borrowing under this facility is repayable in 60 monthly instalments commencing January 2022. The facility bears an interest rate of 7.1% as of March 31, 2022. The net carrying value of the loan as of March 31, 2022, is INR 2 million (US$0.0 million).

Covenants and debt financing costs

These aforementioned borrowings are subject to certain financial and non-financial covenants. Financial covenants include cash flow to debt service, indebtedness to net worth ratio, debt equity ratio and maintenance of debt service balances.

As of March 31, 2021, the Company was in compliance with the financial covenants or remediated the non-compliance prior to the issuance of these financial statements.

Generally, under the terms of the loan agreements entered into by the Company’s project subsidiaries, the project subsidiaries are restricted from paying dividends, if they default in payment of their principal, interest and other amounts due to the lenders under their respective loan agreements. Certain of APGL’s project subsidiaries also may not pay dividends out of restricted cash.

The carrying value of debt financing costs as on March 31, 2021 and March 31, 2022 was INR 1,107 million and INR 1,194 million (US$15.7 million), respectively, for the above loans, which is amortized over the term of the contract using the effective interest rate method.

Timely submission of financial statements of the Group, our subsidiaries and/or our subsidiary restricted groups is a key covenant in most of our financing agreements. While we have received the time extensions from several lenders, we have not yet received the requested time extensions from lenders representing INR 14,089 million (US$ 185.7 million) of our external indebtedness. The Company is currently under discussions with its lenders to obtain the requisite time extensions and expects to receive the same in due course.

Restricted cash

The Company is required to maintain principal and interest, both as defined in the respective agreements, as a reserve with banks specified by the respective lenders. Such amounts, totaling INR 906 million and INR 1,786 million (US$23.5 million) as of March 31, 2021 and March 31, 2022, respectively, are classified as restricted cash on the consolidated balance sheets.

As of March 31, 2022, the aggregate maturities of long-term debt are as follows:

	Annual maturities (1)
As of March 31,	INR	US$
	(In million)
2023	7,480	98.6
2024	6,497	85.6
2025	34,676	457.1
2026	5,755	75.9
2027	34,011	448.3
Thereafter	34,521	455.0
Total: aggregate maturities of long-term debt	122,940	1,620.5
Less: carrying value of unamortized debt financing costs	(1,189)	(15.7)
Net maturities of long-term debt	121,751	1,604.8
Less: current portion of long-term debt	9,209	121.4
Long-term debt	112,542	1,483.4

(1)	Long term debt (principal) obligations for foreign currency denominated borrowings have been translated to Indian rupees using the closing exchange rate as of March 31, 2022 as per Reserve Bank of India.